Equity	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued:	For the 6 months ended September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Common shares	313,070,280	93,679,260
Common shares after reverse splits (refer to Note 24)	5,217,838	1,827,524

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of March 31, 2022	34,154,062	$341,541
Shares issued	3,422,387	34,225
Balance as of March 31, 2023	37,576,449	$375,766
Additional issue of shares	4,092,105	40,922
Balance as of September 30, 2023	41,668,554	416,688
Additional issue of shares	12,010,706	120,107
	53,679,260	536,795
Additional stock issued for employee incentive plan	40,000,000	-
Total issued common shares (Before reverse stock split)	93,679,260	536,795
Total issued common shares (After reverse stock split)	1,607,349	536,794
Additional issue of common shares, after reverse stock split	220,175	2,202
Balance as of March 31, 2024	1,827,524	538,996
Additional issue of shares	535,714	-
	2,363,238	538,996
Conversion of Promissory Note into Equity (Subsequent Event)	2,854,600	28,546
Balance as of September 30, 2024	5,217,838	567,542

Movements in Common Shares (post reverse split):

	Shares	Amount
		(US$)
Balance as of March 31, 2022	569,235	$341,541
Shares issued	57,040	34,225
Balance as of March 31, 2023	626,275	$375,766
Additional issue of shares	68,202	40,922
Balance as of September 30, 2023	694,477	416,688
Additional issue of common shares, after reverse stock split	220,175	2,202
	894,654	536,795
Additional stock issued for employee incentive plan	666,667	-
	1,561,321	536,795
Additional issue of common shares, after reverse stock split	220,175	2,202
Balance as of March 31, 2024	1,827,524	538,996
Additional issue of shares	535,714
	2,363,238	538,996
Conversion of Promissory Note into Equity (Subsequent Event)	2,854,600	28,546
Balance as of September 30, 2024	5,217,838	567,542

Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 55,008,829 (pre reverse split) common shares of the Company.